Note 11 - Borrowings - Federal Home Loan Bank Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Average balance outstanding	$ 9,745	$ 8,654
Maximum amount outstanding at any month-end during the period	10,000	11,500
Balance outstanding at end of period	$ 9,000	$ 10,000
Average interest rate during the period	2.02%	1.17%
Weighted average interest rate at end of period	2.62%	1.54%